INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Raw materials	$ 47,759	$ 90,299
Work-in-process	46,817	59,576
Finished goods	167,446	196,217
Inventories	262,022	346,092
Inventory written down	14,646	17,820	$ 19,467
ASU 2015-11 | Early Adoption
INVENTORIES
Inventory written down	$ 14,646	$ 17,820	$ 19,467